General and administrative expenses (Tables)	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Disclosure of general and administrative expenses

	For the year ended December 31,
In thousands of U.S. dollars	2025	2024	2023
Short term employee benefits	$32,652	$36,437	$36,768
Share based compensation (see Note 16)	71,654	62,509	47,340
Other general and administrative costs (1)	19,100	22,102	22,147
	$123,406	$121,048	$106,255
(1)     Other general and administrative costs include administrative fees charged by SSH (see Note 17), audit, legal and other professional fees, investor relations, and other miscellaneous corporate expenses.